Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Restatement of Certain Consolidated Financial Statements
Our Consolidated Statements of Operations for the three and nine months ended September 30, 2011 and our Consolidated Statements of Cash Flows for the nine months ended September 30, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing.  The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheet, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

(U) Restatement of Previously Issued Consolidated Financial Statements

        We have restated our consolidated financial statements as of and for the year ended December 31, 2012 as described in "Note 12—Restatement of Consolidated Financial Statements."

Significant Estimates and Judgments

Significant Estimates and Judgments

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Significant estimates relied upon in preparing these financial statements include the provision for future chargebacks and refunds on subscription revenue, estimates used to determine the fair value of our common stock, stock options, non-cash capital stock issuances, stock-based compensation and common stock warrants, collectability of our accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Changes in estimates are recorded in the period in which they become known. We base estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from our estimates.

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

Significant estimates in 2011 and 2010 included management’s evaluation for future chargebacks and refunds on subscription revenue, the valuation of stock options and non-cash capital stock issuances, certain assumptions related to the valuation of the warrant liability, collectability of accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions.

Concentration of Credit Risk

Concentration of Credit Risk

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  The Company had approximately $4,356,873 and $1,561,947 in excess of FDIC insurance limits as of September 30, 2012 and December 31, 2011, respectively.  The Company also had credit card holdback receivables of $415,571 and $441,840, which were held by payment processors, and $213,073 and $248,534 of which were not FDIC insured as of September 30, 2012 and December 31, 2011, respectively.

(M) Concentration of Credit Risk

At December 31, 2011, accounts receivable of $541,762 consisted of two main types of receivables; receivables from payment processors and receivables from advertising networks.

At December 31, 2011, $477,432 was receivable from payment processors constituting numerous customer charges that occurred prior to the close of the period but not yet remitted by the payment processor to the Company. The settlement of credit card sales typically occurs several days after the date of the charge. The Company generally receives payments from mobile payment processors each month. At December 31, 2011, 33% of accounts receivable was due from one mobile payment processor, 22% was due from one credit card payment processor, 19% was due from a second credit card payment processor and 13% was due from a second mobile payment processor.

At December 31, 2011, $64,330 was receivable primarily from one advertising network.

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company had approximately $1,561,947 and $2,052,693 in excess of FDIC insurance limits as of December 31, 2011 and December 31, 2010, respectively. The Company also had a credit card holdback receivable of $441,840 as of December 31, 2011, which was held by payment processors and $248,534 of which was not FDIC insured.

Warrant liability

Warrant liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

(T) Warrant Liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Income Taxes

Income Taxes

Income taxes are recognized for the amount of taxes payable for the current year and for the future tax consequence of events that have been recognized differently in the financial statements than on an income tax return.  Deferred tax assets and liabilities are established using statutory tax rates and are adjusted for tax rate changes in the period of enactment.
We assess the realizability of our deferred tax assets by considering positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence.  If, based on the evidence,  it is concluded that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is recorded.

We recognize in our financial statements the impact of a tax position taken on an income tax return if it is more likely than not that the tax position will be sustained on audit, based on the technical merits of the tax position.  This involves the identification of potential uncertain tax positions, the evaluation of tax law and an assessment of whether a liability for uncertain tax positions is necessary.  Different conclusions reached in this assessment can have a material impact on our consolidated financial statements.  Currently, we have no uncertain tax positions.

(E) Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”).  Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Recently Adopted Accounting Pronouncement

Recently Adopted Accounting Pronouncement

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued revised authoritative guidance (Accounting Standards Update (“ASU”) No. 2011-04) covering fair value measurements and disclosures.  The amended guidance include provisions for (1) the application of concepts of "highest and best use" and "valuation premises", (2) an option to measure groups of offsetting assets and liabilities on a net basis, (3) incorporation of certain premiums and discounts in fair value measurements, and (4) measurement of the fair value of certain instruments classified in stockholders' equity.  The revised guidance is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted this revised authoritative guidance prospectively for new or materially modified arrangements beginning January 1, 2012.  The adoption of this revised authoritative guidance update did not have a significant impact on the Company’s consolidated financial statements.

(R) Recent Accounting Pronouncements

In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13 (“ASU 2009-13”), which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. ASU 2009-13 significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. ASU 2009-13 is effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. The adoption of ASU 2009-13 on January 1, 2011 did not have a material effect on the Company’s financial statements upon its required adoption.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective for the Company with the reporting period beginning July 1, 2011. Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), which amends ASC 718 – Compensation – Stock Compensation (“ASC 718”) to clarify that a stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010, and its adoption did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of ASC 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted.  The amendments do not require any transition disclosures. Due to the recent nature of this pronouncement, the Company is evaluating when it will adopt of ASU 2011-05, but it will adopt the ASU retrospectively by the due date.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s results of operations or financial position.

Earnings Per Share

Basic net income (loss) per common share is computed based upon the weighted average common shares outstanding as defined by the FASB ASC 260, Earnings Per Share.  Diluted net income (loss) per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, warrants and stock equivalents are anti-dilutive, they are excluded from the calculation of diluted net income (loss) per common share.  For the nine months ended September 30, 2012, 7,013,205 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be anti-dilutive.  For the nine months ended September 30, 2011, 8,687,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of net loss per common share because their inclusion would be anti-dilutive.

(J) Income (Loss) Per Share

Basic income (loss) per share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net income (loss) per share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.  For the year ended December 31, 2011, 8,162,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2010, 6,645,000 shares issuable upon the exercise of stock options and warrants were not included in the computation of loss per share because their inclusion would be antidilutive.

The following table sets forth the computation of basic loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic net loss per share	$(0.04)	$(0.04)

The following table sets for the computation of diluted loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted net loss per share	$(0.04)	$(0.04)

Distinguishing Liabilities from Equity
The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheets, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Principles of Consolidation

(B) Principles of Consolidation

The accompanying 2011 and 2010 consolidated financial statements include the accounts of Snap Interactive, Inc. and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  All intercompany accounts have been eliminated upon consolidation.

Cash and Cash Equivalents

(D) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Furniture, Fixtures and Equipment

(F) Furniture, Fixtures and Equipment

The Company values furniture, fixtures and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company depreciates software and website costs over a three-year useful life, computer equipment over a five-year useful life, furniture over a seven-year useful life and fixtures, including leasehold improvements, over the term of the lease.

In accordance with ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the years ended December 31, 2011 and 2010.

Intangible Assets

(G) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

Stock-Based Compensation

(H) Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Stock-based compensation arrangements include stock options, restricted stock plans, performance-based awards, stock appreciation rights and employee stock purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Compensation amounts concerning stock options, if any, are amortized over the respective vesting periods of the grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

Business Segments		(I) Business Segments The Company operates in one segment, and therefore segment information is not presented.
Fair Value of Financial Instruments

(K) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses, deferred revenue, accrued interest - related party and convertible notes payable - related party is the approximate fair value based on the short-term maturity of these instruments.

Research and Development

(L) Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be five years.  Expenses subsequent to the launch have been expensed as research and development expenses.

Revenue Recognition

(N) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions, sales of points and advertisements.

The Company recognizes revenue from monthly premium subscription fees in the month in which the services are used. Revenues are presented net of refunds, credits and known and estimated credit card chargebacks.   During 2011, subscriptions were offered in durations of varying length from one month to six months – generally in one, three, and six month terms. Twelve-month subscriptions were added in February 2012..

Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased. Because a significant amount of the Company’s subscription sales occurred from subscriptions with a term of three or six months, the Company apportions that revenue over the duration of the subscription term even though it is collected in full at the time of purchase. The difference between the gross cash receipts collected and the recognized revenue from those sales during that reporting period will appear as deferred revenue.

The Company also recognized revenue from the direct sale of “points” over two months.  Points could be used in exchange for premium features on our product. Sales of points were discontinued in February 2012.

The Company recognizes advertising revenue as earned on a click-through, impression, and registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $441,840 and $239,452 at December 31, 2011 and December 31, 2010, respectively.

For the years ended December 31, 2011 and 2010, the Company had the following revenues:

	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627

We reserve for potential credit card chargebacks based on our historical experience and knowledge of the industry.  As of December 31, 2011, the Company recorded $61,572 for potential future chargebacks and the amount is included in accrued expenses on the balance sheet.

Programming, Hosting and Technology Expense

(O) Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

Reclassification		(P) Reclassification Certain amounts from prior periods have been reclassified to conform to the current period presentation
Advertising and Marketing

(Q) Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $14,626,963 and $3,906,317 for the years ended  December 31, 2011 and 2010, respectively.

Investments

(S) Investments

ASC 320, “Accounting for Certain Investments in Debt and Equity Securities” (“ASC 320”), as amended and interpreted, requires that at the time of purchase, designation of a security as held-to-maturity, available-for-sale or trading depending on the ability and intent to hold such security to maturity. Securities classified as trading and available-for-sale are reported at fair value, while securities classified as held-to-maturity are reported at amortized cost. Accordingly, all securities held at December 31, 2011 are designated as held-to-maturity and reported at amortized cost.

ASC 320 provides guidance on determining when an investment is other than temporarily impaired. The Company reviews its equity investment portfolio for any unrealized losses that would be deemed other-than-temporary and require the recognition of an impairment loss in income. If the cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company’s intent and ability to hold the investments. Management also considers the type of security, related-industry and sector performance, as well as published investment ratings and analyst reports, to evaluate its portfolio. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. If market, industry, and/or investee conditions deteriorate, the Company may incur future impairments. The Company has not recorded any equity investment losses for the year ended December 31, 2011.